UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY	10004
(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: October 31

Date of reporting period: April 30, 2007

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL

REPORT

APRIL 30, 2007

Legg Mason Partners Inflation Management Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Legg Mason Partners

Inflation Management Fund

Semi-Annual Report  •  April 30, 2007

What’s

Inside

Fund Objective

The Fund’s primary investment objective is total return. The Fund’s secondary investment objective is current income.

Letter from the Chairman

R. JAY GERKEN, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy showed signs of weakening during the six-month reporting period. U.S. gross domestic product (“GDP”)i expanded 2.5% in the fourth quarter of 2006. Based on the preliminary estimate from the U.S. Commerce Department, GDP growth was a tepid 0.6% in the first quarter of 2007. While consumer spending remained fairly solid, ongoing troubles in the housing market continued to negatively impact the economy. In addition, corporate spending was mixed during the reporting period.

After increasing the federal funds rateii to 5.25% in June 2006—its 17th consecutive rate hike—the Federal Reserve Board (“Fed”)iii held rates steady at its last seven meetings. In its statement accompanying the May 2007 meeting, the Fed stated, “Economic growth slowed in the first part of this year and the adjustment in the housing sector is ongoing. Nevertheless, the economy seems likely to expand at a moderate pace over coming quarters. Core inflation remains somewhat elevated. Although inflation pressures seem likely to moderate over time, the high level of resource utilization has the potential to sustain those pressures.”

During the reporting period, short- and long-term Treasury yields experienced periods of volatility. Initially, yields fluctuated given mixed economic data and shifting expectations regarding the Fed’s future monetary policy. Yields then fell sharply at the end of February 2007, as economic data weakened and the stock market experienced its largest one-day decline in more than five years. Overall, during the six months ended April 30, 2007, two-year Treasury yields fell from 4.71% to 4.60%. Over the same period, 10-year Treasury yields moved from 4.61% to 4.63%.

Performance Review

For the six months ended April 30, 2007, Class A shares of Legg Mason Partners Inflation Management Fund, excluding sales charges, returned 1.80%. In comparison, the Fund’s former and current unmanaged benchmarks, the Lehman

Legg Mason Partners Inflation Management Fund         I

Brothers Global Real Index: U.S. TIPSvi and Barclays Inflation Linked All Maturities Indexvii, returned 2.08% and -0.23%, respectively, for the same period. The Lipper Treasury Inflation Protected Securities Funds Category Average1 increased 1.70% over the same time frame.

Special Shareholder Notices

With a goal of moving the mutual funds formerly advised by Citigroup Asset Management (“CAM”) to a more cohesive and rational operating platform, Legg Mason, Inc. recommended a number of governance- and investment-related proposals to streamline and restructure the funds. The Boards of Directors/Trustees of the affected funds have carefully considered and approved these proposals and, where required, have obtained shareholder approval. As such, the following changes became effective during the month of April 2007:

Performance Snapshot as of April 30, 2007 (excluding sales charges) (unaudited)
Six Months

Inflation Management Fund — Class A Shares	1.80%

Lehman Brothers Global Real Index: U.S. TIPS	2.08%

Barclays Inflation Linked All Maturities Index	-0.23%

Lipper Treasury Inflation Protected Securities Funds Category Average	1.70%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. Performance figures reflect reimbursements and/or fee waivers, without which the performance would have been lower. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/InvestorServices.

Excluding sales charges, Class C shares returned 1.63% over the six months ended April 30, 2007. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions.

The 30-Day SEC Yield for Class A and Class C shares were 3.90% and 3.46%, respectively. Absent current reimbursements or waivers, the 30-Day SEC yield for Class A and Class C shares would have been 3.42% and 3.09%, respectively. The 30-Day SEC Yield is the average annualized net investment income per share for the 30-day period indicated and is subject to change.

Total Annual Operating Expenses
As of the Fund’s most recent prospectus dated April 16, 2007, the gross total annual operating expenses for Class A and Class C were 1.56% and 2.05%, respectively.

1 Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended April 30, 2007, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 127 funds in the Fund’s Lipper category, and excluding sales charges.

II         Legg Mason Partners Inflation Management Fund

•

Funds Redomiciled and Single Form of Organization Adopted: The legacy CAM funds have been redomiciled to a single jurisdiction and a single form of corporate structure has been introduced. Equity funds have been grouped for organizational and governance purposes with other funds in the fund complex that are predominantly equity funds, and fixed-income funds have been grouped with other funds that are predominantly fixed-income funds. Additionally, the funds have adopted a single form of organization as a Maryland business trust, with all funds operating under uniform charter documents.

•

New Boards Elected: New Boards have been elected for the legacy CAM funds. The 10 Boards previously overseeing the funds have been realigned and consolidated into 2 Boards, with the remaining Boards each overseeing a distinct asset class or product type: equity or fixed income.

•

Revised Fundamental Investment Policies Instituted: A uniform set of fundamental investment policies has been instituted for most funds, to the extent appropriate. Please note, however, that each fund will continue to be managed in accordance with its prospectus and statement of additional information, as well as any policies or guidelines that may have been established by the fund’s Board or investment manager.

The Fund is managed by a team of portfolio managers, sector specialists and other investment professionals led by S. Kenneth Leech, Stephen A. Walsh, Peter H. Stutz and Paul Wynn. The portfolio managers have been responsible for the day-to-day portfolio management and oversight of the Fund since March 31, 2006, and since February 28, 2007 in the case of Mr. Wynn. Messrs. Leech, Walsh and Stutz have been employed by Western Asset, and Mr. Wynn has been employed by Western Asset Limited, for more than five years. These portfolio managers lead a larger team, and their focus is on portfolio structure, durationviii weighting and term structure decisions.

Legg Mason Partners Inflation Management Fund         III

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Fund’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund is not in a position to predict the outcome of these requests and investigations.

Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

June 4, 2007

IV         Legg Mason Partners Inflation Management Fund

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: This Fund is subject to the risks associated with Inflation Protected Securities (“IPS”). Risks associated with IPS investments include liquidity risk, interest rate risk, prepayment risk, extension risk and deflation risk (with deflation, the principal value of IPS holdings would be adjusted downward). Income distributions of the Fund are likely to fluctuate more than those of a conventional bond fund. Investments in bonds are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Foreign securities are subject to certain risks of overseas investing, including currency fluctuations and changes in political and economic conditions. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. The Fund is not diversified, which means that it is permitted to invest a higher percentage of its assets in any one issuer than a diversified fund. This may magnify the Fund’s losses from events affecting a particular issuer. Please see the Fund’s prospectus for more information on these and other risks. .

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

[i]	Gross Domestic Product (“GDP”) is the market value of goods and services produced within a country in a given period of time.

ii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iv	The Citigroup High Yield Market Index is a broad-based unmanaged index of high yield securities.

[v]

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds, and local market instruments. Countries covered are Algeria, Argentina, Brazil, Bulgaria, Chile, China, Colombia, Cote d’Ivoire, Croatia, Ecuador, Greece, Hungary, Lebanon, Malaysia, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, South Africa, South Korea, Thailand, Turkey and Venezuela.

vi	The Lehman Brothers Global Real Index: U.S. TIPS (“LBGR TIPS”) represents an unmanaged market index made up of U.S. Treasury Inflation Linked Index securities.

vii

The Barclay’s Inflation Linked All Maturities Index measures the performance of the major government inflation-linked bond markets, which currently include the U.K., Australia, Canada, Sweden, the U.S., France and Italy. All maturities are included.

viii

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate charge of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

Legg Mason Partners Inflation Management Fund         V

Fund at a Glance (unaudited)

Legg Mason Partners Inflation Management Fund 2007 Semi-Annual Report         1

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2006 and held for the six months ended April 30, 2007.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return Without Sales Charges(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio(3)	Expenses Paid During the Period(4)
Class A	1.80%	$1,000.00	$1,018.00	1.20%	$6.00

Class C	1.63	1,000.00	1,016.30	1.70	8.50

(1)	For the six months ended April 30, 2007.

(2)

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(3)	The expense ratios do not include the non-recurring restructuring and/or reorganization fees.

(4)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

2         Legg Mason Partners Inflation Management Fund 2007 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio(2)	Expenses Paid During the Period(3)
Class A	5.00%	$1,000.00	$1,018.84	1.20%	$6.01

Class C	5.00	1,000.00	1,016.36	1.70	8.50

(1)	For the six months ended April 30, 2007.

(2)	The expense ratios do not include the non-recurring restructuring and/or reorganization fees.

(3)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Partners Inflation Management Fund 2007 Semi-Annual Report         3

Schedule of Investments (April 30, 2007) (unaudited)

LEGG MASON PARTNERS INFLATION MANAGEMENT FUND

Face Amount†		Security	Value
SOVEREIGN BONDS — 52.3%
Australia — 2.2%
490,000	AUD	Australia Government, Bonds, 4.000% due 8/20/20 (a)	$617,945

Canada — 3.2%
687,540	CAD	Government of Canada, Bonds, 4.000% due 12/1/31 (a)	897,318

France — 12.0%
		Government of France:
70,214	EUR	1.800% due 7/25/40	90,990
		Bonds, Series OATe:
982,899	EUR	3.000% due 7/25/12 (a)	1,417,221
703,846	EUR	3.150% due 7/25/32 (a)	1,170,891
1,460,000	EUR	Zero coupon bond to yield 3.889% due 10/25/32 (a)	663,043

		Total France	3,342,145

Germany — 2.7%
559,845	EUR	Bundesrepublik Deutschland, Series I/L, 1.536% due 4/15/16 (a)	732,606

Japan — 3.9%
130,083,000	JPY	Government of Japan CPI Linked Bond, Series 9, 1.100% due 9/10/16 (a)	1,090,554

Sweden — 3.5%
4,470,000	SEK	Government of Sweden, Bonds, Series 3104, 3.960% due 12/1/28 (a)	972,666

United Kingdom — 24.8%
		United Kingdom Treasury Gilt:
		Bonds:
50,000	GBP	2.500% due 5/20/09 (a)	255,495
28,000	GBP	4.250% due 6/7/32	53,217
10,000	GBP	2.000% due 1/26/35	27,283
		Bonds, Series 8MO:
450,000	GBP	6.780% due 8/23/11 (a)	2,435,206
275,000	GBP	6.120% due 4/16/20 (a)	1,443,235
442,000	GBP	6.036% due 7/22/30 (a)	2,033,514
274,677	GBP	Series 3MO, 1.250% due 11/22/55 (a)(b)	625,674

		Total United Kingdom	6,873,624

		TOTAL SOVEREIGN BONDS (Cost — $13,959,013)	14,526,858

CORPORATE BONDS & NOTES — 5.5%
Capital Markets — 2.4%
150,000		Kaupthing Bank HF, Subordinated Notes, 7.125% due 5/19/16 (c)	162,676
500,000		Lehman Brothers Holdings Inc., Medium-Term Notes, Series G, 2.990% due 9/28/07 (a)(b)	496,960

		Total Capital Markets	659,636

Commercial Banks — 0.8%
100,000		Glitnir Banki HF, Subordinated Notes, 6.693% due 6/15/16 (b)(c)	104,742
100,000	EUR	Unicredito Italiano Capital Trust III, 4.028% due 10/27/15 (b)	126,319

		Total Commercial Banks	231,061

See Notes to Financial Statements.

4         Legg Mason Partners Inflation Management Fund 2007 Semi-Annual Report

Schedule of Investments (April 30, 2007) (unaudited) (continued)

Face Amount†		Security	Value
Diversified Financial Services — 1.0%
100,000	EUR	Fortis Hybrid Financing, 5.125% due 6/20/16 (b)(d)	$135,910
100,000	EUR	MUFG Capital Finance 4 Ltd., Junior Subordinated, 5.271% due 1/25/17 (b)(d)	137,005

		Total Diversified Financial Services	272,915

Diversified Telecommunication Services — 0.3%
50,000	GBP	Telefonica Emisones SAU, 5.375% due 2/2/18	93,867

Insurance — 1.0%
100,000	EUR	AXA SA, 5.777% due 7/6/16 (b)(d)	140,918
100,000	EUR	ELM BV, 5.252% due 5/25/16 (b)(d)	136,034

		Total Insurance	276,952

		TOTAL CORPORATE BONDS & NOTES (Cost — $1,515,872)	1,534,431

U.S. GOVERNMENT OBLIGATIONS — 2.5%
390,000		U.S. Treasury Bonds, 6.250% due 8/15/23 (a)	449,810
475,000		U.S. Treasury Strip Principal (STRIPS), zero coupon bond to yield 5.530% due 11/15/21 (a)	232,987

		TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost — $648,004)	682,797

U.S. TREASURY INFLATION PROTECTED SECURITIES — 37.9%
		U.S. Treasury Bonds, Inflation Indexed:
2,998,767		3.000% due 7/15/12 (a)	3,147,418
235,778		2.000% due 1/15/16 (a)	232,416
2,077,845		2.375% due 1/15/25 (a)	2,089,452
317,787		2.000% due 1/15/26 (a)	301,799
181,606		2.375% due 1/15/27	183,003
853,985		3.875% due 4/15/29 (a)	1,082,160
		U.S. Treasury Notes, Inflation Indexed:
340,038		3.625% due 1/15/08 (a)(e)	344,475
372,189		3.875% due 1/15/09 (a)	384,765
1,557,286		0.875% due 4/15/10 (a)	1,508,256
269,779		2.000% due 1/15/14 (a)	267,577
660,647		1.625% due 1/15/15 (a)	635,434
343,033		2.375% due 1/15/17 (a)	348,487

		TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost — $10,448,975)	10,525,242

Contracts
PURCHASED OPTIONS — 0.1%
35,000		Eurodollar Futures, Call @ $94.50, expires 9/07	10,587
60,000		Eurodollar Futures, Call @ $95.00, expires 9/07	3,300

		TOTAL PURCHASED OPTIONS (Cost — $15,315)	13,887

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $26,587,179)	27,283,215

See Notes to Financial Statements.

Legg Mason Partners Inflation Management Fund 2007 Semi-Annual Report         5

Schedule of Investments (April 30, 2007) (unaudited) (continued)

Face Amount	Security	Value
SHORT-TERM INVESTMENT — 0.1%
Repurchase Agreement — 0.1%
$30,000	Nomura Securities International Inc. repurchase agreement dated 4/30/07, 5.170% due 5/1/07; Proceeds at maturity - $30,004; (Fully collateralized by U.S. government agency obligation, 4.650% due 10/10/13; Market value - $31,133) (Cost — $30,000)	$30,000
	TOTAL INVESTMENTS — 98.4% (Cost — $26,617,179#)	27,313,215
	Other Assets in Excess of Liabilities — 1.6%	448,293
	TOTAL NET ASSETS — 100.0%	$27,761,508

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	All or a portion of this security is segregated for open futures contracts, open-forward foreign currency contracts, and written options.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2007.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)	A portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CPI	— Consumer Price Index
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
SEK	— Swedish Krona
STRIPS	— Separate Trading of Registered Interest and Principal Securities

Schedule of Options Written (April 30, 2007) (unaudited)

Contracts	Security	Expiration Date	Strike Price	Value
4	Eurodollar Futures, Call (Premiums received — $143)	9/07	$95.50	$125

See Notes to Financial Statements.

6         Legg Mason Partners Inflation Management Fund 2007 Semi-Annual Report

Statement of Assets and Liabilities (April 30, 2007) (unaudited)

ASSETS:
Investments, at value (Cost — $26,617,179)	$27,313,215
Foreign currency, at value (Cost — $102,403)	102,343
Cash	896
Receivable for open forward currency contracts	355,098
Interest receivable	212,553
Receivable from broker — variation margin on open futures contracts	2,043
Receivable for Fund shares sold	1,062
Prepaid expenses	13,004

Total Assets	28,000,214

LIABILITIES:
Payable for open forward currency contracts	181,637
Distributions payable	30,215
Payable for Fund shares repurchased	14,494
Distribution fees payable	5,946
Investment management fee payable	1,545
Directors’/Trustees’ fees payable	1,456
Options written, at value (premium received $143)	125
Accrued expenses	3,288

Total Liabilities	238,706

Total Net Assets	$27,761,508

NET ASSETS:
Par value (Note 6)	$26
Paid-in capital in excess of par value	28,035,650
Undistributed net investment income	544,999
Accumulated net realized loss on investments, futures contracts, options written and foreign currency transactions	(1,629,344)
Net unrealized appreciation on investments, futures contracts, options written and foreign currencies	810,177

Total Net Assets	$27,761,508

Shares Outstanding:
Class A	2,536,102

Class C	64,881

Net Asset Value:
Class A (and redemption price)	$10.67

Class C (and redemption price)	$10.69

Maximum Public Offering Price Per Share:
Class A (based on maximum sales charge of 2.25%)(1)	$10.92

(1)	Class A shares maximum initial sales charge increased from 2.00% to 2.25% on November 20, 2006.

See Notes to Financial Statements.

Legg Mason Partners Inflation Management Fund 2007 Semi-Annual Report         7

Statement of Operations (For the six months ended April 30, 2007) (unaudited)

INVESTMENT INCOME:
Interest	$358,132

EXPENSES:
Investment management fee (Note 2)	78,992
Distribution fees (Notes 2 and 4)	38,428
Shareholder reports (Note 4)	36,562
Registration fees	26,082
Legal fees	21,901
Audit and tax	14,299
Transfer agent fees (Note 4)	13,461
Directors’/Trustees’ fees (Note 10)	8,570
Restructuring fees (Note 10)	2,572
Custody fees	1,448
Insurance	454
Miscellaneous expenses	3,439

Total Expenses	246,208
Less: Fee waivers and/or expense reimbursements (Notes 2 and 10)	(68,055)

Net Expenses	178,153

Net Investment Income	179,979

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, OPTIONS WRITTEN AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 3):
Net Realized Gain (Loss) From:
Investment transactions	1,971
Futures contracts	(8,813)
Options written	108,117
Foreign currency transactions	(195,993)

Net Realized Loss	(94,718)

Change in Net Unrealized Appreciation/Depreciation From:
Investments	253,643
Futures contracts	(93,511)
Options written	18
Foreign currencies	265,006

Change in Net Unrealized Appreciation/Depreciation	425,156

Net Gain on Investments, Futures Contracts, Options Written and Foreign Currency Transactions	330,438

Increase in Net Assets From Operations	$510,417

See Notes to Financial Statements.

8         Legg Mason Partners Inflation Management Fund 2007 Semi-Annual Report

Statements of Changes in Net Assets

For the six months ended April 30, 2007 (unaudited) and the year ended October 31, 2006

	2007	2006
OPERATIONS:
Net investment income	$179,979	$1,396,556
Net realized loss	(94,718)	(1,051,487)
Change in net unrealized appreciation/depreciation	425,156	750,750

Increase in Net Assets From Operations	510,417	1,095,819

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net investment income	(643,771)	(1,411,276)
Net realized gains	—	(9,293)

Decrease in Net Assets From Distributions to Shareholders	(643,771)	(1,420,569)

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	2,585,304	1,363,593
Reinvestment of distributions	450,712	998,192
Cost of shares repurchased	(5,753,993)	(7,600,436)

Decrease in Net Assets From Fund Share Transactions	(2,717,977)	(5,238,651)

Decrease in Net Assets	(2,851,331)	(5,563,401)
NET ASSETS:
Beginning of period	30,612,839	36,176,240

End of period*	$27,761,508	$30,612,839

* Includes undistributed net investment income of:	$544,999	$1,008,791

See Notes to Financial Statements.

Legg Mason Partners Inflation Management Fund 2007 Semi-Annual Report         9

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:

Class A Shares(1)	2007(2)		2006†		2005†		2004†	2003†	2002†
Net Asset Value, Beginning of Period	$10.72		$10.81		$10.85		$10.74	$10.91	$10.82

Income (Loss) From Operations:
Net investment income	0.07		0.46		0.38		0.22	0.25	0.31
Net realized and unrealized gain (loss)	0.12		(0.08)		(0.18)		0.15	(0.12)	0.12

Total Income From Operations	0.19		0.38		0.20		0.37	0.13	0.43

Less Distributions From:
Net investment income	(0.24)		(0.47)		(0.24)		(0.24)	(0.24)	(0.15)
Net realized gains	—		(0.00	)(3)	—		(0.02)	—	—
Return of capital	—		—		—		—	(0.06)	(0.19)

Total Distributions	(0.24)		(0.47)		(0.24)		(0.26)	(0.30)	(0.34)

Net Asset Value, End of Period	$10.67		$10.72		$10.81		$10.85	$10.74	$10.91

Total Return(4)	1.80%		3.68%		1.89%		3.52%	1.13%	4.06%

Net Assets, End of Period (000s)	$27,069		$27,403		$32,076		$35,279	$43,365	$47,842

Ratios to Average Net Assets:
Gross expenses	1.70	%(5)(6)	1.58%		1.70%		1.41%	1.34%	1.25%
Net expenses	1.22	(5)(6)(7)(8)	1.19	(7)(8)	1.24	(7)(8)	1.37 (8)	1.34	1.25
Net investment income	1.29	(5)	4.35		3.49		2.01	2.29	2.93

Portfolio Turnover Rate	26%		171%		43%		80%	29%	29%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended April 30, 2007 (unaudited).

(3)	Amount represents less than $0.005 per share.

(4)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(5)	Annualized.

(6)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.68% and 1.20%, respectively (Note 10).

(7)

Effective December 31, 2004, as a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 1.20%.

(8)	Reflects fee waivers and/or expense reimbursements.

†	For a share of capital stock outstanding for the periods, prior to April 27, 2007.

See Notes to Financial Statements.

10         Legg Mason Partners Inflation Management Fund 2007 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:

Class C Shares(1)	2007(2)		2006†		2005†	2004(3)†
Net Asset Value, Beginning of Period	$10.73		$10.81		$10.85	$10.80

Income (Loss) From Operations:
Net investment income (loss)	0.04		0.40		0.36	(0.05)
Net realized and unrealized gain (loss)	0.13		(0.06)		(0.21)	0.11

Total Income From Operations	0.17		0.34		0.15	0.06

Less Distributions From:
Net investment income	(0.21)		(0.42)		(0.19)	(0.00	)(4)
Net realized gains	—		(0.00	)(4)	—	(0.01)

Total Distributions	(0.21)		(0.42)		(0.19)	(0.01)

Net Asset Value, End of Period	$10.69		$10.73		$10.81	$10.85

Total Return(5)	1.63%		3.25%		1.38%	0.58%

Net Assets, End of Period (000s)	$693		$919		$1,263	$5

Ratios to Average Net Assets:
Gross expenses	2.07	%(6)(7)	2.07%		2.07%	4.73	%(6)
Net expenses(8)	1.70	(6)(7)(9)	1.70	(9)	1.70 (9)	1.73	(6)
Net investment income (loss)	0.73	(6)	3.74		3.35	(8.30	)(6)

Portfolio Turnover Rate	26%		171%		43%	80%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended April 30, 2007 (unaudited).

(3)	For the period October 12, 2004 (inception date) to October 31, 2004.

(4)	Amount represents less than $0.005 per share.

(5)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(6)	Annualized.

(7)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 2.07% and 1.70%, respectively (Note 10).

(8)	Reflects fee waivers and/or expense reimbursements.

(9)

Effective December 31, 2004, as a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class C shares will not exceed 1.70%.

†	For a share of capital stock outstanding for the periods prior to April 27, 2007.

See Notes to Financial Statements.

Legg Mason Partners Inflation Management Fund 2007 Semi-Annual Report         11

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies

Legg Mason Partners Inflation Management Fund (the “Fund”) is a separate non-diversified series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. Prior to April 13, 2007, the Fund was a separate non-diversified investment fund of Legg Mason Partners World Funds, Inc. a Maryland Corporation, registered under the 1940 Act.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio, to the extent permitted by its investment policies and objectives. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an

12         Legg Mason Partners Inflation Management Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Stripped Securities. The Fund invests in “Stripped Securities,” a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. Stripped Securities do not make periodic payments of interest prior to maturity. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity. The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(e) Written Options. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium and the amount for effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

A risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(f) Forward Foreign Currency Contracts. The Fund may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement

Legg Mason Partners Inflation Management Fund 2007 Semi-Annual Report         13

Notes to Financial Statements (unaudited) (continued)

between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(g) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(h) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(i) Distributions to Shareholders. Distributions from net investment income for the Fund, if any, are declared and paid on a monthly basis. Distributions of net realized gains, if

14         Legg Mason Partners Inflation Management Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(j) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(k) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

(l) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2.	Investment Management Agreement and Other Transactions with Affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”) are the Fund’s subadvisers. LMPFA, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason Inc. (“Legg Mason”).

Western Asset pays Western Asset Limited a sub-advisory fee of 0.30% on the assets managed by Western Asset Limited. Western Asset Limited is a wholly-owned subsidiary of Legg Mason.

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of the Fund’s average daily net assets in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.550%
Next $1 billion	0.525
Next $3 billion	0.500
Next $5 billion	0.475
Over $10 billion	0.450

LMPFA provides administrative and certain oversight services to the Fund. LMPFA has delegated to the subadviser the day-to-day portfolio management of the Fund. The Fund’s investment management fee remains unchanged. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

During the six months ended April 30, 2007, the Fund’s Class A and C shares had voluntary expense limitations in place of 1.20% and 1.70% respectively.

Legg Mason Partners Inflation Management Fund 2007 Semi-Annual Report         15

Notes to Financial Statements (unaudited) (continued)

During the six months ended April 30, 2007, LMPFA waived a portion of its investment management fee in the amount of $67,028, the Fund was reimbursed for expenses in the amount of $1,027.

Citigroup Global Markets Inc. (“CGM”) and Legg Mason Investor Services, LLC (“LMIS”) serve as co-distributors of the Fund. LMIS is a wholly-owned broker-dealer subsidiary of Legg Mason.

There is a maximum initial sales charge of 2.25% for Class A shares. Effective November 20, 2006, the maximum initial sales charge on Class A shares of the Fund increased from 2.00% to 2.25% for shares purchased on or after that date. In certain cases, Class A shares have a 0.50% contingent deferred sales charge (“CDSC”), which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended April 30, 2007, LMIS and its affiliates received sales charges of approximately $100 on sales of the Fund’s Class A shares. In addition, for the six months ended April 30, 2007, CDSCs paid to LMIS and its affiliates on Class A Shares were approximately $700.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3.	Investments

During the six months ended April 30, 2007, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$6,570,515	$1,104,872

Sales	6,340,940	2,765,234

At April 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$786,439
Gross unrealized depreciation	(90,403)

Net unrealized appreciation	$696,036

16         Legg Mason Partners Inflation Management Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

During the six months ended April 30, 2007, written option transactions for the Fund were as follows:

	Number of Contracts	Premiums
Options written, outstanding at October 31, 2006	—	—
Options written	29	$6,205
Options closed	12	3,080
Options expired	13	2,982

Options written, outstanding April 30, 2007	4	$143

At April 30, 2007, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
EURIBOR	12	6/07	$902	$820	$(82)
EURIBOR	13	9/07	755	666	(89)
EURIBOR	20	9/07	26,484	17,246	(9,238)
EURIBOR	20	9/07	5,583	9,562	3,979
LIBOR	182	12/07	54,000	—	(54,000)
Sterling Interest Rate	6	12/07	6,117	337	(5,780)
LIBOR	19	3/08	5,833	950	(4,883)
LIBOR	17	6/08	4,369	2,125	(2,244)

					$(72,337)

Contracts to Sell:
EURIBOR	12	6/07	$7,090	$10,655	$(3,565)
Federal Republic of Germany 10 Year Bonds	9	6/07	1,416,614	1,403,411	13,203
Japan Government Bonds 10 Year	1	6/07	1,129,592	1,124,916	4,676
U.S. 10 Year Treasury Notes	2	6/07	215,529	216,656	(1,127)
U.S. Treasury Bonds	3	6/07	338,797	335,250	3,547
EURIBOR	20	9/07	16,785	25,613	(8,828)
LIBOR	37	12/07	1,128	—	1,128

					$9,034

Net Unrealized Loss on Open Futures Contracts					$(63,303)

Legg Mason Partners Inflation Management Fund 2007 Semi-Annual Report         17

Notes to Financial Statements (unaudited) (continued)

At April 30, 2007, the Fund had open forward foreign currency contracts:

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Gain(Loss)
Contracts to Buy:
Australian Dollar	260,954	$217,191	5/9/07	$13,125
Australian Dollar	77,826	64,774	5/9/07	4,774
Australian Dollar	93,750	78,028	5/9/07	3,028
Australian Dollar	62,035	51,631	5/9/07	1,631
Australian Dollar	149,957	124,809	5/9/07	3,193
Australian Dollar	1,060,182	882,385	5/9/07	8,785
Canadian Dollar	157,916	142,716	5/9/07	9,003
Canadian Dollar	155,397	140,440	5/9/07	1,785
Euro	863,091	1,179,468	5/9/07	53,808
Euro	1,138,972	1,556,476	5/9/07	81,518
Euro	223,503	305,431	5/9/07	15,431
Euro	114,784	156,860	5/9/07	6,860
Japanese Yen	155,354,961	1,302,305	5/9/07	6,493
Japanese Yen	121,276,050	1,016,629	5/9/07	5,996
Japanese Yen	33,026,000	276,849	5/9/07	(3,151)
Pound Sterling	291,891	583,770	5/9/07	11,664
Pound Sterling	40,678	81,355	5/9/07	1,355
Pound Sterling	20,336	40,670	5/9/07	670
Pound Sterling	127,492	254,979	5/9/07	7,007
Pound Sterling	116,188	232,372	5/9/07	396
Swedish Krona	322,818	48,220	5/9/07	1,934
Swedish Krona	3,454,922	516,065	5/9/07	23,208
Swedish Krona	512,820	76,600	5/9/07	3,794
Swedish Krona	1,062,000	158,632	5/9/07	8,632
Swedish Krona	422,160	63,058	5/9/07	3,058
Swedish Krona	200,000	29,874	5/9/07	1,425
Swedish Krona	1,407,140	210,186	5/9/07	10,186
Euro	2,285,351	3,133,060	8/8/07	26,285
Japanese Yen	167,201,547	1,417,930	8/8/07	(7,488)
Swedish Krona	6,069,437	910,672	8/8/07	11,496

				$315,901

Contracts to Sell:
Australian Dollar	1,444,703	$1,202,420	5/9/07	$(68,141)
Australian Dollar	60,000	49,938	5/9/07	(438)
Australian Dollar	200,000	166,459	5/9/07	(59)
Australian Dollar	1,060,182	880,222	5/9/07	(8,752)
Canadian Dollar	313,313	283,156	5/9/07	(17,193)
Euro	55,000	75,161	5/9/07	(2,354)
Euro	2,285,351	3,123,073	5/9/07	(26,423)
Japanese Yen	11,516,400	96,539	5/9/07	3,461
Japanese Yen	130,939,064	1,097,632	5/9/07	17,692
Japanese Yen	167,201,547	1,401,612	5/9/07	7,326
Pound Sterling	349,154	698,293	5/9/07	(6,864)
Pound Sterling	57,432	114,861	5/9/07	(1,861)
Pound Sterling	190,000	379,992	5/9/07	(10,812)
Swedish Krona	1,312,422	196,038	5/9/07	(9,037)
Swedish Krona	6,069,437	906,597	5/9/07	(11,466)
Canadian Dollar	155,397	140,803	8/8/07	(1,808)
Euro	500,000	685,466	8/8/07	(5,391)
Pound Sterling	25,000	49,961	8/8/07	79
Pound Sterling	116,188	232,194	8/8/07	(399)

				$(142,440)

Net Unrealized Gain on Open Forward Foreign Currency Contracts				$173,461

18         Legg Mason Partners Inflation Management Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

4.	Class Specific Expenses

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class C shares calculated at the annual rate of 0.50% of the average daily net assets. Distribution fees are accrued daily and paid monthly.

For the six months ended April 30, 2007, class specific expenses were as follows:

	Distribution Fees	Transfer Agent Fees	Shareholder Reports Expenses
Class A	$34,609	$12,966	$35,306
Class B*	531	190	342
Class C	2,959	248	724
Class O**	329	57	190

Total	$38,428	$13,461	$36,562

*	On November 20, 2006 Class B shares were converted to Class A shares.

**	On November 20, 2006 Class O shares were converted to Class A shares.

5.	Distributions to Shareholders by Class

	Six Months Ended April 30, 2007	Year Ended October 31, 2006
Net Investment Income
Class A	$628,255	$1,270,869
Class B*	—	59,292
Class C	15,516	42,975
Class O**	—	38,140

Total	$643,771	$1,411,276

Net Realized Gains
Class A	—	$8,223
Class B*	—	455
Class C	—	339
Class O**	—	276

Total	—	$9,293

*	On November 20, 2006 Class B shares were converted to Class A shares.

**	On November 20, 2006 Class O shares were converted to Class A shares.

6.	Shares of Beneficial Interest

At April 30, 2007, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Each share of a Class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distributions of its shares. Prior to April 27, 2007, the Company had 1 billion shares of capital stock authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights,

Legg Mason Partners Inflation Management Fund 2007 Semi-Annual Report         19

Notes to Financial Statements (unaudited) (continued)

except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended April 30, 2007		Year Ended October 31, 2006

	Shares	Amount	Shares	Amount
Class A
Shares sold	233,563	$2,498,007	92,916	$981,688
Shares issued on reinvestment	41,037	437,150	83,024	885,857
Shares repurchased	(295,165)	(3,139,141)	(587,460)	(6,257,777)

Net Decrease	(20,565)	$(203,984)	(411,520)	$(4,390,232)

Class B*
Shares sold	—	$—	16,960	$180,438
Shares issued on reinvestment	—	—	4,102	43,810
Shares repurchased	(129,466)	(1,386,857)	(54,852)	(586,372)

Net Decrease	(129,466)	$(1,386,857)	(33,790)	$(362,124)

Class C
Shares sold	8,189	$87,249	18,568	$198,001
Shares issued on reinvestment	1,271	13,562	3,774	40,315
Shares repurchased	(30,295)	(325,884)	(53,400)	(565,829)

Net Decrease	(20,835)	$(225,073)	(31,058)	$(327,513)

Class O**
Shares sold	5	$48	324	$3,466
Shares issued on reinvestment	—	—	2,643	28,210
Shares repurchased	(84,226)	(902,111)	(17,880)	(190,458)

Net Decrease	(84,221)	$(902,063)	(14,913)	$(158,782)

*	On November 20, 2006 Class B shares were converted to Class A shares.

**	On November 20, 2006 Class O shares were converted to Class A shares.

7.	Regulatory Matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management, LLC (“SBFM”), the then-investment adviser or manager to the fund, and CGM, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the fund (the “Affected Funds”).

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the

20         Legg Mason Partners Inflation Management Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ Boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, the manager does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

8.	Legal Matters

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”)

Legg Mason Partners Inflation Management Fund 2007 Semi-Annual Report         21

Notes to Financial Statements (unaudited) (continued)

based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 7. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the advisor for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

As of the date of this report, the Fund’s manager believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Fund or the ability of the Fund’s manager and its affiliates to continue to render services to the Fund under its respective contracts.

*  *  *

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested (including the Fund) and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to repeal as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds

22         Legg Mason Partners Inflation Management Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM, SBFM and CGM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the Funds or any of their Board members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

9.	Other Matters

On September 16, 2005, the staff of the SEC informed SBFM and SBAM that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the 1940 Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the 1940 Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.

Although there can be no assurance, the Fund’s manager believes that this matter is not likely to have a material adverse effect on the Fund.

10.	Special Shareholder Meeting and Reorganization

Shareholders approved a number of initiatives designed to streamline and restructure the fund complex. These matters were implemented in early 2007. As noted in the proxy materials, Legg Mason pays for a portion of the costs related to these initiatives. The portion of the costs that are borne by the fund will be recognized in the period during which the expense is incurred. Such expenses relate to obtaining shareholder votes for proposals presented in the proxy, the election of board members, retirement of board members, as well as printing, mailing, and soliciting proxies. The portions of these costs borne by the Fund and reflected in the Statement of Operations are deemed extraordinary for expense cap purposes are not subject to the Fund’s expense limitation agreement.

11.	Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must

Legg Mason Partners Inflation Management Fund 2007 Semi-Annual Report         23

Notes to Financial Statements (unaudited) (continued)

meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for this Fund will be November 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund has determined that adopting FIN 48 will not have a material impact on the Fund’s financial statements.

*  *  *

On September 20, 2006, FASB released Statement of Financial Accounting Standards No. 157 Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

24         Legg Mason Partners Inflation Management Fund 2007 Semi-Annual Report

Legg Mason Partners Inflation Management Fund

TRUSTEES

Elliot J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

R. Jay Gerken, CFA
    Chairman

Rainer Greeven

Stephen Randolph Gross

Richard E. Hanson Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Petit

INVESTMENT MANAGER

Legg Mason Partners Fund Advisor, LLC

SUBADVISERS

Western Asset Management Company

Western Asset Management Company Limited

DISTRIBUTORS

Citigroup Global Markets Inc.

Legg Mason Investor Services, LLC

CUSTODIAN

State Street Bank and Trust Company

TRANSFER AGENT

PFPC Inc.

4400 Computer Drive

Westborough, Massachusetts

01581

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

345 Park Avenue

New York, New York 10154

This report is submitted for the general information of the shareholders of Legg Mason Partners Inflation Management Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/InvestorServices

©2007 Legg Mason Investor Services, LLC

Member NASD, SIPC

FD01935 6/07	SR07-352

Legg Mason Partners Inflation Management Fund

The Fund is a separate investment fund of the Legg Mason Partners Income Trust, a Maryland business trust.

LEGG MASON PARTNERS INFLATION MANAGEMENT FUND

Legg Mason Partners Funds

125 Broad Street

10th Floor, MF-2

New York, New York 10004

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Legg Mason Partners Shareholder Services at 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio transactions is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.leggmason.com/InvestorServices and (3) on the SEC’s website at www.sec.gov.

ITEM 2.	CODE OF ETHICS.

Not Applicable

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4.	Principal Accountant Fees and Services

Not Applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Income Trust

Date:	June 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Income Trust

Date:	June 29, 2007

By:	/s/ Frances M. Guggino
(Frances M. Guggino)
Chief Financial Officer of
Legg Mason Partners Income Trust

Date:	June 29, 2007